FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Harris Teeter Supermarkets, Inc. Retirement and Savings Plan
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE C – FAIR VALUE MEASUREMENTS

“Accounting Standards Codification” (“ASC”) Topic 820, Fair Value Measurements and Disclosure, defines fair value, establishes a framework for measuring fair value, and establishes a fair value hierarchy which prioritizes the inputs to valuation techniques. Fair value is the price that would be received in an asset sale or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction in an asset sale or to transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. Valuation techniques that are consistent with the market, income or cost approach, as specified by ASC Topic 820, are used to measure fair value.

The standard describes three levels of inputs that may be used to measure fair value:

Level 1 –	Inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date;
Level 2 –

Inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

Level 3 –

Inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability and the reporting entity makes estimates and assumptions related to the pricing of the asset or liability including assumptions regarding risk.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.

Kroger Shares

This investment is valued at the closing price reported on the active market on which the individual security is traded. This investment is classified within Level 1 of the valuation hierarchy.

Mutual Funds

These investments are publicly traded investment vehicles, which are valued daily at the closing price reported on the active market on which the individual securities are traded. These investments are classified within Level 1 of the valuation hierarchy.

Common Collective Trust Funds

These investments are public investment vehicles valued using the NAV provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the funds, minus its liabilities, and then divided by the number of shares outstanding. The fair market value of the Common Collective Trust Funds have been established using the NAV under the practical expedient approach and therefore are not assigned to a level in the hierarchy table.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while plan management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used at December 31, 2025 and 2024.

The following table sets forth by level, within the fair value hierarchy, the plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024.

As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$1,596,107	$—	$—	$1,596,107
Kroger Shares	14,884,550	—	—	14,884,550
Total investments in fair value hierarchy	$16,480,657	$—	$—	$16,480,657
Investments measured at NAV				1,477,343,499
Total investments at fair value				$1,493,824,156

As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$150,559,075	$—	$—	$150,559,075
Kroger Shares	14,991,270	—	—	14,991,270
Total investments in fair value hierarchy	$165,550,345	$—	$—	$165,550,345
Investments measured at NAV				1,133,163,928
Total investments at fair value				$1,298,714,273

Fair Value Estimated Using NAV per Share

The following table at December 31, 2025 and 2024 sets forth a summary of the Plan’s investments with a reported estimated fair value using NAV per share:

	Fair Value at	Fair Value at			Other	Redemption
	December 31,	December 31,	Unfunded	Redemption	Redemption	Notice
	2025	2024	Commitment	Frequency	Restrictions	Period
TRP Retirement Blend 2005	$3,177,238	$3,085,870	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2010	$4,690,958	$4,514,315	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2015	$12,567,771	$12,017,921	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2020	$46,176,149	$45,819,376	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2025	$113,521,310	$112,810,720	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2030	$185,200,542	$166,716,462	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2035	$177,346,219	$147,935,615	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2040	$168,283,839	$143,574,054	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2045	$150,955,908	$124,648,029	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2050	$99,703,487	$80,164,573	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2055	$103,550,579	$83,861,395	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2060	$60,403,322	$46,893,925	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2065	$43,240,996	$26,564,109	$0	Daily	None	30-day advance written notice
Retirement Blend 2020 Trust	$0	$237	$0	Daily	None	30-day advance written notice
EARNEST SMID Cap Core Class I	$18,452,903	$19,932,404	$0	Daily	None	None noted
GMO Quality An	$150,128,383	$0	$0	Daily	None	None noted
Harding Loevner Intl Eq	$20,764,461	$17,165,801	$0	Daily	None	None noted
Loomis Sayles Core Plus Fixed Income	$15,431,782	$15,057,136	$0	Daily	None	None noted
State Street Global All Cap Eq ex-US	$6,596,685	$2,043,571	$0	Daily	None	“as of” basis
State Street SMMID Cap Index Class II	$6,614,629	$4,352,110	$0	Daily	None	“as of” basis
State Street S&P 500 Index	$84,228,565	$70,737,211	$0	Daily	None	“as of” basis
State Street US Bond Index	$6,307,773	$5,269,094	$0	Daily	None	“as of” basis